UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   6-30-11

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-10-11

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              38

Form 13F Information Table Value Total:                          412,525
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                               TITLE                             SH/PRN;
        NAME OF ISSUE        OF CLASS       CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group         Com      008252108   16,653    164,153SH    SOLE       N/A       134,138  0    30,015
American Cap Ltd                  Com      02503Y103    2,151    216,625SH    SOLE       N/A       155,016  0    61,609
Ares Cap Corp                     Com      04010L103   15,551    967,727SH    SOLE       N/A       798,607  0   169,120
Berkshire Hathaway Inc Del     Cl B New    084670702   16,459    212,677SH    SOLE       N/A       175,377  0    37,300
Best Buy Inc                      Com      086516101    9,754    310,533SH    SOLE       N/A       255,533  0    55,000
Brookfield Asset Mgmt Inc    Cl A Ltd Vt S 112585104   18,660    562,548SH    SOLE       N/A       463,118  0    99,430
BT Group PLC                      Adr      05577E101   13,660    417,736SH    SOLE       N/A       343,026  0    74,710
Canadian Natl Ry Co               Com      136375102   16,022    200,528SH    SOLE       N/A       165,618  0    34,910
Cemex Sab De Cv              Spon ADR New  151290889    5,000    581,393SH    SOLE       N/A       482,115  0    99,278
Exxon Mobile Corp                 Com      30231G102    5,010     61,566SH    SOLE       N/A        52,202  0     9,364
Fidelity National Financial       Cl A     31620R105   10,794    685,785SH    SOLE       N/A       561,745  0   124,040
General Growth Pptys Inc New      Com      370023103    7,402    443,494SH    SOLE       N/A       368,307  0    75,187
HCC Ins Hldgs Inc                 Com      404132102   23,080    732,703SH    SOLE       N/A       606,488  0   126,215
Helmerich & Payne Inc             Com      423452101   10,172    153,842SH    SOLE       N/A       125,472  0    28,370
Howard Hughes Corp                Com      44267D107      625      9,607SH    SOLE       N/A         6,704  0     2,903
Johnson & Johnson                 Com      478160104   12,509    188,046SH    SOLE       N/A       156,126  0    31,920
JP Morgan Chase & Co              Com      46625H100   16,616    405,867SH    SOLE       N/A       336,352  0    69,515
Kimberly Clark Corp               Com      494368103    3,626     54,470SH    SOLE       N/A        46,000  0     8,470
Kinder Morgan Inc Del             Com      49456B101   12,740    443,440SH    SOLE       N/A       368,340  0    75,100
Level 3 Communications Inc        Com      52729N100   15,873  6,505,136SH    SOLE       N/A     5,286,276  0 1,218,860
Lockheed Martin Corp              Com      539830109   10,102    124,766SH    SOLE       N/A       103,120  0    21,646
Markel Corp                       Com      570535104    7,460     18,800SH    SOLE       N/A        15,486  0     3,314
Medtronic Inc                     Com      585055106    1,996     51,800SH    SOLE       N/A        43,360  0     8,440
Meredith Corp                     Com      589433101    1,740     55,879SH    SOLE       N/A        47,069  0     8,810
NextEra Energy Inc                Com      65339F101    4,723     82,191SH    SOLE       N/A        70,001  0    12,190
Nucor Corp                        Com      670346105      818     19,845SH    SOLE       N/A        16,315  0     3,530
Posco                        Sponsored ADR 693483109   11,961    110,119SH    SOLE       N/A        90,337  0    19,782
Radian Group Inc                  Com      750236101    5,032  1,189,557SH    SOLE       N/A       968,747  0   220,810
Reliance Steel & Aluminum         Com      759509102   11,155    224,680SH    SOLE       N/A       184,300  0    40,380
Sprint Nextel Corp             Com Ser 1   852061100    9,217  1,709,935SH    SOLE       N/A     1,397,875  0   312,060
Sysco Corp                        Com      871829107   15,117    484,839SH    SOLE       N/A       397,339  0    87,500
Taiwan Semiconductor Mfg Ltd Sponsored ADR 874039100   11,886    942,578SH    SOLE       N/A       778,537  0   164,041
TEVA Pharmaceutical Inds Ltd      Adr      881624209   17,891    371,021SH    SOLE       N/A       308,531  0    62,490
Texas Instrs Inc                  Com      882508104    5,301    161,470SH    SOLE       N/A       130,340  0    31,130
TJX Cos Inc New                   Com      872540109   15,973    304,065SH    SOLE       N/A       248,809  0    55,256
United Technologies Corp          Com      913017109   16,758    189,333SH    SOLE       N/A       155,953  0    33,380
Wal Mart Stores Inc               Com      931142103   18,050    339,678SH    SOLE       N/A       278,478  0    61,200
Wells Fargo & Co New              Com      949746101   14,988    534,144SH    SOLE       N/A       438,214  0    95,930

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